UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64,111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	5/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF
May 31, 2018

ETFs

American Century STOXX® U.S. Quality Value ETF - Schedule of Investments
MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.5%
Boeing Co. (The)	42	14,791
General Dynamics Corp.	63	12,708
Huntington Ingalls Industries, Inc.	63	13,927
Lockheed Martin Corp.	56	17,614
Orbital ATK, Inc.	105	14,041
Raytheon Co.	63	13,198
Spirit AeroSystems Holdings, Inc., Class A	637	53,960
Textron, Inc.	238	15,846
United Technologies Corp.	112	13,980
		170,065
Air Freight and Logistics — 0.4%
FedEx Corp.	56	13,951
United Parcel Service, Inc., Class B	119	13,818
		27,769
Airlines — 2.2%
Alaska Air Group, Inc.	665	40,439
Delta Air Lines, Inc.	252	13,620
JetBlue Airways Corp.(1)	707	13,355
Southwest Airlines Co.	259	13,230
United Continental Holdings, Inc.(1)	959	66,737
		147,381
Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)	546	13,339
Automobiles — 0.3%
Thor Industries, Inc.	245	22,687
Banks — 2.6%
Bank of America Corp.	4,095	118,919
BB&T Corp.	259	13,597
Fifth Third Bancorp	441	13,486
Regions Financial Corp.	868	15,832
SunTrust Banks, Inc.	196	13,232
		175,066
Beverages — 0.6%
Coca-Cola Co. (The)	875	37,625
PepsiCo, Inc.	35	3,509
		41,134
Biotechnology — 0.8%
AbbVie, Inc.	133	13,159
Amgen, Inc.	77	13,831
Biogen, Inc.(1)	49	14,404
United Therapeutics Corp.(1)	133	14,175
		55,569

Capital Markets — 1.1%
Ameriprise Financial, Inc.	98	13,585
Apollo Global Management LLC, Class A	434	13,593
Bank of New York Mellon Corp. (The)	252	13,797
Janus Henderson Group plc	637	19,677
Lazard Ltd., Class A	329	16,924
		77,576
Chemicals — 1.8%
Chemours Co. (The)	273	13,374
Eastman Chemical Co.	140	14,603
Huntsman Corp.	1,274	40,730
LyondellBasell Industries NV, Class A	455	51,015
		119,722
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	203	13,689
Waste Management, Inc.	168	13,895
		27,584
Communications Equipment — 0.8%
Cisco Systems, Inc.	441	18,835
Juniper Networks, Inc.	931	24,802
Motorola Solutions, Inc.	126	13,525
		57,162
Construction and Engineering — 0.6%
EMCOR Group, Inc.	182	13,819
Fluor Corp.	329	16,035
Jacobs Engineering Group, Inc.	217	14,062
		43,916
Consumer Finance — 0.4%
American Express Co.	147	14,450
Discover Financial Services	182	13,443
		27,893
Containers and Packaging — 0.6%
Bemis Co., Inc.	308	13,028
Packaging Corp. of America	119	13,982
Sonoco Products Co.	266	13,601
		40,611
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	70	13,407
Voya Financial, Inc.	861	44,720
		58,127
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	4,473	144,567
CenturyLink, Inc.	3,017	54,970
Verizon Communications, Inc.	1,134	54,058
		253,595
Electric Utilities — 4.5%
Alliant Energy Corp.	91	3,769
American Electric Power Co., Inc.	819	55,651
Edison International	840	52,214

Entergy Corp.	518	41,911
Eversource Energy	168	9,589
Exelon Corp.	84	3,477
IDACORP, Inc.	35	3,233
NextEra Energy, Inc.	28	4,643
OGE Energy Corp.	427	14,954
PG&E Corp.	1,841	79,771
Portland General Electric Co.	490	20,903
Westar Energy, Inc.	238	13,495
Xcel Energy, Inc.	77	3,505
		307,115
Electrical Equipment — 1.1%
Acuity Brands, Inc.	224	26,488
Eaton Corp. plc	413	31,627
Regal Beloit Corp.	182	14,460
		72,575
Electronic Equipment, Instruments and Components — 1.4%
Coherent, Inc.(1)	161	26,895
Corning, Inc.	504	13,694
Jabil, Inc.	1,463	41,373
TE Connectivity Ltd.	147	13,683
		95,645
Equity Real Estate Investment Trusts (REITs) — 4.6%
Apple Hospitality REIT, Inc.	182	3,463
Host Hotels & Resorts, Inc.	1,715	37,095
Lamar Advertising Co., Class A	308	21,320
LaSalle Hotel Properties	406	13,926
Liberty Property Trust	77	3,404
National Retail Properties, Inc.	672	27,841
Park Hotels & Resorts, Inc.	1,155	37,214
Public Storage	196	41,521
Simon Property Group, Inc.	224	35,889
Ventas, Inc.	777	42,471
Weingarten Realty Investors	483	14,162
Welltower, Inc.	602	34,705
Weyerhaeuser Co.	91	3,397
		316,408
Food and Staples Retailing — 1.4%
Walgreens Boots Alliance, Inc.	217	13,539
Walmart, Inc.	1,022	84,356
		97,895
Food Products — 4.5%
Archer-Daniels-Midland Co.	1,218	53,251
Campbell Soup Co.	1,386	46,625
Conagra Brands, Inc.	378	14,009
Flowers Foods, Inc.	658	13,357
General Mills, Inc.	1,547	65,423
Hershey Co. (The)	35	3,151
Ingredion, Inc.	119	13,255

J.M. Smucker Co. (The)	203	21,822
Kellogg Co.	56	3,606
Tyson Foods, Inc., Class A	1,099	74,150
		308,649
Gas Utilities — 0.2%
National Fuel Gas Co.	133	7,001
Southwest Gas Holdings, Inc.	49	3,709
		10,710
Health Care Equipment and Supplies — 0.4%
Danaher Corp.	140	13,899
Medtronic plc	168	14,502
		28,401
Health Care Providers and Services — 10.1%
Aetna, Inc.	77	13,562
Anthem, Inc.	469	103,846
Centene Corp.(1)	644	75,451
Cigna Corp.	539	91,290
CVS Health Corp.	1,400	88,746
Envision Healthcare Corp.(1)	630	27,014
Express Scripts Holding Co.(1)	1,246	94,459
HCA Healthcare, Inc.	175	18,050
Humana, Inc.	175	50,922
Laboratory Corp. of America Holdings(1)	77	13,905
McKesson Corp.	91	12,917
Quest Diagnostics, Inc.	133	14,168
UnitedHealth Group, Inc.	63	15,215
Universal Health Services, Inc., Class B	119	13,683
WellCare Health Plans, Inc.(1)	259	57,413
		690,641
Hotels, Restaurants and Leisure — 2.4%
Carnival Corp.	217	13,515
Cracker Barrel Old Country Store, Inc.	126	19,745
Darden Restaurants, Inc.	371	32,429
Las Vegas Sands Corp.	434	34,985
McDonald's Corp.	28	4,480
Royal Caribbean Cruises Ltd.	126	13,228
Six Flags Entertainment Corp.	217	14,001
Wyndham Worldwide Corp.	126	13,663
Yum China Holdings, Inc.	357	14,030
		160,076
Household Durables — 1.7%
Garmin Ltd.	623	37,436
PulteGroup, Inc.	448	13,552
Whirlpool Corp.	434	62,822
		113,810
Household Products — 2.0%
Clorox Co. (The)	224	27,066
Colgate-Palmolive Co.	308	19,432
Kimberly-Clark Corp.	427	43,063

Procter & Gamble Co. (The)	609	44,560
		134,121
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	1,295	16,511
Industrial Conglomerates — 0.6%
3M Co.	70	13,806
Carlisle Cos., Inc.	126	13,531
Honeywell International, Inc.	91	13,460
		40,797
Insurance — 2.3%
Aflac, Inc.	315	14,194
Allstate Corp. (The)	147	13,742
Everest Re Group Ltd.	63	14,193
FNF Group	91	3,363
Hartford Financial Services Group, Inc. (The)	259	13,554
MetLife, Inc.	287	13,199
Old Republic International Corp.	644	13,511
Principal Financial Group, Inc.	238	13,280
Travelers Cos., Inc. (The)	105	13,495
Unum Group	1,064	41,294
		153,825
Internet Software and Services — 0.2%
Akamai Technologies, Inc.(1)	210	15,830
IT Services — 5.4%
Accenture plc, Class A	91	14,172
Booz Allen Hamilton Holding Corp.	357	16,097
Cognizant Technology Solutions Corp., Class A	182	13,714
DXC Technology Co.	147	13,540
Euronet Worldwide, Inc.(1)	175	14,667
First Data Corp., Class A(1)	721	13,699
Genpact Ltd.	455	13,664
International Business Machines Corp.	1,225	173,105
MAXIMUS, Inc.	224	13,641
Paychex, Inc.	231	15,149
Sabre Corp.	574	14,069
Teradata Corp.(1)	357	14,233
Visa, Inc., Class A	112	14,641
Western Union Co. (The)	1,064	21,163
		365,554
Leisure Products — 0.6%
Brunswick Corp.	469	29,828
Polaris Industries, Inc.	119	13,316
		43,144
Machinery — 1.8%
AGCO Corp.	203	12,911
Allison Transmission Holdings, Inc.	336	13,880
Caterpillar, Inc.	91	13,824
Crane Co.	161	13,381
Cummins, Inc.	91	12,957

Dover Corp.	175	13,512
Ingersoll-Rand plc	154	13,481
Parker-Hannifin Corp.	77	13,159
Terex Corp.	336	13,299
		120,404
Media — 1.3%
Comcast Corp., Class A	707	22,044
Interpublic Group of Cos., Inc. (The)	315	7,119
Omnicom Group, Inc.	56	4,036
Time Warner, Inc.	147	13,842
Viacom, Inc., Class B	1,498	40,596
		87,637
Metals and Mining — 0.6%
Alcoa Corp.(1)	861	41,388
Multi-Utilities — 1.7%
Ameren Corp.	294	17,402
CenterPoint Energy, Inc.	1,848	48,288
CMS Energy Corp.	77	3,552
DTE Energy Co.	35	3,585
MDU Resources Group, Inc.	497	13,817
Public Service Enterprise Group, Inc.	329	17,431
Vectren Corp.	140	9,892
WEC Energy Group, Inc.	56	3,536
		117,503
Multiline Retail — 2.7%
Kohl's Corp.	602	40,184
Macy's, Inc.	1,204	42,032
Nordstrom, Inc.	280	13,728
Target Corp.	1,169	85,208
		181,152
Oil, Gas and Consumable Fuels — 3.4%
Chevron Corp.	126	15,662
Exxon Mobil Corp.	707	57,437
HollyFrontier Corp.	301	23,231
Marathon Oil Corp.	665	14,251
Marathon Petroleum Corp.	210	16,596
Phillips 66	147	17,124
Range Resources Corp.	903	14,303
Valero Energy Corp.	623	75,508
		234,112
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	63	3,315
Eli Lilly & Co.	42	3,572
Johnson & Johnson	329	39,355
Merck & Co., Inc.	945	56,256
Pfizer, Inc.	3,094	111,167
		213,665
Professional Services — 0.2%
ManpowerGroup, Inc.	147	13,230

Real Estate Management and Development — 1.1%
CBRE Group, Inc., Class A(1)	287	13,257
Jones Lang LaSalle, Inc.	378	61,901
		75,158
Road and Rail — 0.6%
Kansas City Southern	126	13,501
Norfolk Southern Corp.	91	13,800
Union Pacific Corp.	98	13,991
		41,292
Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	1,617	82,111
Intel Corp.	1,736	95,827
Lam Research Corp.	343	67,976
Micron Technology, Inc.(1)	1,344	77,401
MKS Instruments, Inc.	119	13,352
ON Semiconductor Corp.(1)	581	14,601
Skyworks Solutions, Inc.	140	13,805
		365,073
Software — 0.4%
CA, Inc.	392	14,010
Microsoft Corp.	147	14,530
		28,540
Specialty Retail — 2.5%
Bed Bath & Beyond, Inc.	1,526	27,712
Best Buy Co., Inc.	854	58,286
Foot Locker, Inc.	462	24,934
Gap, Inc. (The)	490	13,710
Signet Jewelers Ltd.	644	27,692
Williams-Sonoma, Inc.	322	17,829
		170,163
Technology Hardware, Storage and Peripherals — 7.2%
Apple, Inc.	658	122,961
Hewlett Packard Enterprise Co.	5,306	80,863
HP, Inc.	4,298	94,685
NetApp, Inc.	924	63,128
Seagate Technology plc	1,106	62,323
Western Digital Corp.	798	66,641
		490,601
Textiles, Apparel and Luxury Goods — 1.7%
Michael Kors Holdings Ltd.(1)	630	36,156
PVH Corp.	84	13,440
Ralph Lauren Corp.	371	49,929
Tapestry, Inc.	308	13,466
		112,991
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.(1)	392	13,446
MGIC Investment Corp.(1)	2,618	27,201
		40,647

Tobacco — 1.1%
Altria Group, Inc.	637	35,506
Philip Morris International, Inc.	511	40,645
		76,151
Trading Companies and Distributors — 0.8%
HD Supply Holdings, Inc.(1)	371	15,111
MSC Industrial Direct Co., Inc., Class A	147	13,499
United Rentals, Inc.(1)	84	13,404
W.W. Grainger, Inc.	49	15,140
		57,154
TOTAL COMMON STOCKS (Cost $6,950,673)		6,797,764
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $9,857)	9,857	9,857
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $6,960,530)		6,807,621
OTHER ASSETS AND LIABILITIES — 0.2%		13,621
TOTAL NET ASSETS — 100.0%		$6,821,242

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF
May 31, 2018

ETFs

American Century Diversified Corporate Bond ETF - Schedule of Investments
MAY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 98.0%
Auto Components — 1.2%
Delphi Technologies plc, 5.00%, 10/1/25(1)	55,000	52,663
Lear Corp., 3.80%, 9/15/27	100,000	95,410
		148,073
Automobiles — 2.0%
Ally Financial, Inc., 4.625%, 5/19/22	55,000	55,346
General Motors Co., 4.875%, 10/2/23	90,000	93,429
General Motors Financial Co., Inc., 3.10%, 1/15/19	95,000	95,162
		243,937
Banks — 15.8%
Bank of America Corp., VRN, 3.00%, 12/20/22(2)	265,000	257,379
Capital One Financial Corp., 3.50%, 6/15/23	265,000	260,327
Citigroup, Inc., 4.05%, 7/30/22	255,000	258,679
Huntington Bancshares, Inc., 2.30%, 1/14/22	265,000	255,344
KeyCorp, MTN, 2.90%, 9/15/20	190,000	189,376
Regions Financial Corp., 2.75%, 8/14/22	265,000	256,868
SunTrust Bank, 2.45%, 8/1/22	200,000	192,976
Wells Fargo & Co., 4.125%, 8/15/23	260,000	262,849
		1,933,798
Beverages — 1.9%
Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23(1)	125,000	125,861
Molson Coors Brewing Co., 2.10%, 7/15/21	115,000	110,666
		236,527
Biotechnology — 2.4%
AbbVie, Inc., 2.50%, 5/14/20	185,000	183,390
Biogen, Inc., 3.625%, 9/15/22	115,000	115,481
		298,871
Building Products — 0.5%
Masco Corp., 4.375%, 4/1/26	65,000	65,216
Capital Markets — 0.4%
MSCI, Inc., 5.25%, 11/15/24(1)	50,000	50,750
Chemicals — 3.5%
Celanese US Holdings LLC, 4.625%, 11/15/22	75,000	77,454
Dow Chemical Co. (The), 3.00%, 11/15/22	95,000	93,078
LYB International Finance BV, 4.00%, 7/15/23	125,000	126,377
Rayonier AM Products, Inc., 5.50%, 6/1/24(1)	55,000	52,250
Westlake Chemical Corp., 3.60%, 8/15/26	80,000	76,657
		425,816
Commercial Services and Supplies — 0.4%
ServiceMaster Co. LLC (The), 5.125%, 11/15/24(1)	50,000	48,563
Construction and Engineering — 0.4%
MasTec, Inc., 4.875%, 3/15/23	55,000	54,656
Construction Materials — 0.5%
Martin Marietta Materials, Inc., 3.50%, 12/15/27	70,000	65,571

Consumer Finance — 7.6%
American Express Co., 2.50%, 8/1/22	265,000	254,848
Block Financial LLC, 5.50%, 11/1/22	90,000	94,332
CIT Group, Inc., 5.00%, 8/1/23	55,000	55,688
Discover Financial Services, 3.85%, 11/21/22	265,000	264,330
Synchrony Financial, 3.75%, 8/15/21	265,000	265,746
		934,944
Containers and Packaging — 1.0%
Berry Global, Inc., 5.125%, 7/15/23	50,000	49,688
Packaging Corp. of America, 4.50%, 11/1/23	75,000	77,820
		127,508
Diversified Financial Services — 6.3%
Goldman Sachs Group, Inc. (The), VRN, 2.91%, 6/5/22(2)	265,000	256,877
JPMorgan Chase & Co., 3.375%, 5/1/23	260,000	254,906
Morgan Stanley, MTN, 4.10%, 5/22/23	255,000	258,943
		770,726
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 4.45%, 4/1/24	175,000	179,270
Electronic Equipment, Instruments and Components — 0.9%
Avnet, Inc., 4.625%, 4/15/26	105,000	104,148
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp., 3.50%, 1/31/23	185,000	183,400
Boston Properties LP, 2.75%, 10/1/26	80,000	72,202
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	55,000	55,206
DDR Corp., 3.625%, 2/1/25	75,000	71,604
		382,412
Food Products — 1.9%
Conagra Brands, Inc., 3.20%, 1/25/23	110,000	107,651
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	60,000	56,250
Kraft Heinz Foods Co., 2.80%, 7/2/20	75,000	74,588
		238,489
Gas Utilities — 4.0%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	140,000	144,025
EQT Midstream Partners LP, 4.125%, 12/1/26	145,000	137,620
Plains All American Pipeline LP / PAA Finance Corp., 5.75%, 1/15/20	70,000	72,675
Williams Partners LP, 4.30%, 3/4/24	140,000	141,310
		495,630
Health Care Equipment and Supplies — 2.6%
Becton Dickinson and Co., 2.40%, 6/5/20	120,000	117,977
Boston Scientific Corp., 2.85%, 5/15/20	150,000	148,954
MEDNAX, Inc., 5.25%, 12/1/23(1)	55,000	54,313
		321,244
Health Care Providers and Services — 2.5%
AmerisourceBergen Corp., 3.50%, 11/15/21	115,000	115,591
Anthem, Inc., 3.30%, 1/15/23	70,000	69,237
Express Scripts Holding Co., 3.05%, 11/30/22	120,000	116,162
		300,990
Hotels, Restaurants and Leisure — 1.2%
Eldorado Resorts, Inc., 6.00%, 4/1/25	55,000	55,000

Wyndham Worldwide Corp., 4.25%, 3/1/22	95,000	94,291
		149,291
Household Durables — 1.2%
Century Communities, Inc., 5.875%, 7/15/25	55,000	52,112
DR Horton, Inc., 4.00%, 2/15/20	95,000	96,424
		148,536
Industrial Conglomerates — 1.5%
Eaton Corp., 2.75%, 11/2/22	70,000	68,307
Hasbro, Inc., 3.50%, 9/15/27	125,000	115,805
		184,112
Insurance — 3.0%
Allstate Corp. (The), VRN, 5.75%, 8/15/23(2)	65,000	67,356
American International Group, Inc., 4.875%, 6/1/22	65,000	68,221
International Lease Finance Corp., 5.875%, 8/15/22	90,000	96,555
Prudential Financial, Inc., VRN, 5.625%, 6/15/23(2)	65,000	67,681
Voya Financial, Inc., 3.65%, 6/15/26	75,000	72,000
		371,813
Internet Software and Services — 1.6%
Expedia Group, Inc., 3.80%, 2/15/28	100,000	91,428
Match Group, Inc., 5.00%, 12/15/27(1)	55,000	52,396
VeriSign, Inc., 4.625%, 5/1/23	50,000	50,625
		194,449
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.58%, 7/23/20	120,000	120,303
Metals and Mining — 2.4%
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	60,000	57,487
Goldcorp, Inc., 3.70%, 3/15/23	90,000	89,059
Newmont Mining Corp., 3.50%, 3/15/22	75,000	74,830
Steel Dynamics, Inc., 5.50%, 10/1/24	50,000	51,125
Vale Overseas Ltd., 4.375%, 1/11/22	24,000	24,132
		296,633
Multi-Utilities — 4.5%
Enel Americas SA, 4.00%, 10/25/26	110,000	104,793
Exelon Corp., 3.50%, 6/1/22	110,000	109,076
FirstEnergy Corp., 4.25%, 3/15/23	105,000	107,135
NRG Energy, Inc., 5.75%, 1/15/28(1)	55,000	54,455
Pacific Gas & Electric Co., 3.50%, 10/1/20	75,000	75,622
PSEG Power LLC, 3.00%, 6/15/21	100,000	99,174
		550,255
Oil, Gas and Consumable Fuels — 10.0%
Anadarko Petroleum Corp., 4.85%, 3/15/21	135,000	139,838
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	50,875
Cenovus Energy, Inc., 3.00%, 8/15/22	145,000	139,388
Cimarex Energy Co., 3.90%, 5/15/27	140,000	137,074
Concho Resources, Inc., 4.375%, 1/15/25	140,000	141,062
Hess Corp., 7.30%, 8/15/31	120,000	141,562
HollyFrontier Corp., 5.875%, 4/1/26	130,000	140,010
Peabody Energy Corp., 6.375%, 3/31/25(1)	55,000	57,269
Pioneer Natural Resources Co., 3.95%, 7/15/22	100,000	101,594

Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	48,410
Valero Energy Corp., 7.50%, 4/15/32	105,000	135,612
		1,232,694
Paper and Forest Products — 0.6%
Fibria Overseas Finance Ltd., 5.50%, 1/17/27	70,000	70,518
Pharmaceuticals — 0.6%
Allergan Funding SCS, 3.00%, 3/12/20	70,000	69,673
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	115,000	109,105
Entegris, Inc., 4.625%, 2/10/26(1)	44,000	42,405
Micron Technology, Inc., 5.50%, 2/1/25	55,000	57,494
		209,004
Software — 2.4%
Activision Blizzard, Inc., 2.30%, 9/15/21	190,000	184,536
Citrix Systems, Inc., 4.50%, 12/1/27	110,000	107,357
		291,893
Specialty Retail — 0.8%
Best Buy Co., Inc., 5.50%, 3/15/21	90,000	94,730
Technology Hardware, Storage and Peripherals — 2.8%
Dell International LLC / EMC Corp., 4.42%, 6/15/21(1)	70,000	71,285
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	105,000	108,498
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	50,000	50,375
Seagate HDD Cayman, 4.875%, 3/1/24	110,000	107,227
		337,385
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc., 4.25%, 4/1/25	100,000	99,088
Wireless Telecommunication Services — 1.5%
Vodafone Group plc, 2.95%, 2/19/23	185,000	178,806
TOTAL CORPORATE BONDS (Cost $12,336,154)		12,026,322
TEMPORARY CASH INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $128,287)	128,287	128,287
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $12,464,441)		12,154,609
OTHER ASSETS AND LIABILITIES — 1.0%		121,922
TOTAL NET ASSETS — 100.0%		$12,276,531

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $768,835, which represented 6.3% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	12,026,322	—
Temporary Cash Investments	128,287	—	—
	128,287	12,026,322	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 26, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2018